Property, plant and equipment, net	12 Months Ended
Dec. 31, 2023
Property, plant and equipment, net
Property, plant and equipment, net
—
Note 10
Property, plant and equipment, net
Property, plant and equipment, net consisted of the following:
December 31, ($ in millions) 2023 2022
Land and buildings

3,818 3,622
Machinery and equipment

5,847 5,495
Construction in progress

713 586
10,378 9,703
Accumulated depreciation

(6,236) (5,792)
Total 4,142 3,911
Assets under finance leases included

in
Property, plant and equipment, net

were as follows:
December 31, ($ in millions) 2023 2022
Land and buildings

208 178
Machinery and equipment

95 135
303 313
Accumulated depreciation

(137) (135)
Total 166 178
In 2023, 2022 and 2021, depreciation,

including depreciation of assets

under finance leases, was
$ 517

million, $
531

million and $
575

million, respectively. In 2023, 2022 and 2021, there were no significant
impairments of property, plant or equipment.